Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Cash and cash equivalents [abstract]
Cash and bank balances		₨ 61,882		₨ 68,842	₨ 34,087
Demand deposits with banks	[1]	41,954		100,951	110,412
Cash and cash equivalents		₨ 103,836	$ 1,369	₨ 169,793	₨ 144,499

[1]	These deposits can be withdrawn by the Company at any time without prior notice and without any penalty on the principal.